Note 1 - Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	December 31,
	2020	2019
Options	20,212,174	20,716,557
Warrants	2,190,000	570,000
Series A convertible preferred stock	115,000	115,000
Convertible debt	38,753,799	14,448,285
Total potentially dilutive shares	61,270,973	35,849,842